DOCUMENT AND ENTITY INFORMATION - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Mar. 30, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN DG ENERGY INC
Entity Central Index Key	0001378706
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	adge
Entity Common Stock, Shares Outstanding		50,684,095
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 7.2